Note Loans (Composition of loans held-in-portfolio) (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables
Loans held-in-portfolio, unearned income	$ 107,698	$ 93,835
Loans held-for-sale, at lower of cost or fair value	$ 137,000	$ 106,104